Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 58,410	$ 68,354
Cost of sales	(56,724)	(52,115)
Depletion and amortization	(13,338)	(10,572)
Care, maintenance and restructuring costs	(438)	(1,071)
Corporate general and administrative	(9,711)	(6,720)
Transaction costs	(3,467)	(871)
Exploration costs	(2,552)	(2,695)
Accretion on decommissioning provision	(210)	(196)
Interest and financing expense	(1,790)	(1,409)
Foreign exchange gain (loss)	(51)	(231)
Gain on disposal of assets		879
Gain on derivative instruments	(2,457)	865
Gain on derivative warrant liability	46	590
Write-down of assets		(3,806)
Contingency on value added taxes		(1,012)
Income (loss) before income taxes	(32,282)	(10,010)
Income tax recovery (expense)	(1,958)	(668)
Net Income (loss) for the year	(34,240)	(10,678)
Cosala Operations [Member]
Disclosure of operating segments [line items]
Revenue	39,620	41,506
Cost of sales	(27,642)	(23,283)
Depletion and amortization	(9,448)	(7,200)
Care, maintenance and restructuring costs	(39)	(39)
Corporate general and administrative
Transaction costs
Exploration costs	(1,132)	(2,501)
Accretion on decommissioning provision	(148)	(149)
Interest and financing expense	(625)	(972)
Foreign exchange gain (loss)	(289)	(295)
Gain on disposal of assets		879
Gain on derivative instruments		224
Gain on derivative warrant liability
Write-down of assets		(3,729)
Contingency on value added taxes		(1,012)
Income (loss) before income taxes	297	3,429
Income tax recovery (expense)	(1,277)	(668)
Net Income (loss) for the year	(980)	2,761
Galena Complex [Member]
Disclosure of operating segments [line items]
Revenue	18,790	26,848
Cost of sales	(29,082)	(28,832)
Depletion and amortization	(3,599)	(3,362)
Care, maintenance and restructuring costs	(399)	(1,032)
Corporate general and administrative
Transaction costs
Exploration costs	(705)	(194)
Accretion on decommissioning provision	(40)	(47)
Interest and financing expense	15
Foreign exchange gain (loss)
Gain on disposal of assets
Gain on derivative instruments		165
Gain on derivative warrant liability
Write-down of assets		(77)
Contingency on value added taxes
Income (loss) before income taxes	(15,020)	(6,531)
Income tax recovery (expense)	(681)
Net Income (loss) for the year	(15,701)	(6,531)
Relief Canyon [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(164)
Care, maintenance and restructuring costs
Corporate general and administrative
Transaction costs
Exploration costs	(715)
Accretion on decommissioning provision	(22)
Interest and financing expense	19
Foreign exchange gain (loss)
Gain on disposal of assets
Gain on derivative instruments
Gain on derivative warrant liability
Write-down of assets
Contingency on value added taxes
Income (loss) before income taxes	(882)
Income tax recovery (expense)
Net Income (loss) for the year	(882)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(127)	(10)
Care, maintenance and restructuring costs
Corporate general and administrative	(9,711)	(6,720)
Transaction costs	(3,467)	(871)
Exploration costs
Accretion on decommissioning provision
Interest and financing expense	(1,199)	(437)
Foreign exchange gain (loss)	238	64
Gain on disposal of assets
Gain on derivative instruments	(2,457)	476
Gain on derivative warrant liability	46	590
Write-down of assets
Contingency on value added taxes
Income (loss) before income taxes	(16,677)	(6,908)
Income tax recovery (expense)
Net Income (loss) for the year	$ (16,677)	$ (6,908)